INCOME TAX (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020
Income Tax Disclosure [Abstract]
Domestic Operations			$ (24,670,551)	$ (17,103,695)
Foreign Operations			(6,918,857)
Loss before income taxes	$ (9,247,774)	$ (13,823,509)	$ (31,589,408)	$ (17,103,695)